Stock-Based Compensation - Narrative (Q3) (Details) - USD ($) $ / shares in Units, $ in Thousands					3 Months Ended			9 Months Ended		12 Months Ended
	Jul. 06, 2021	May 20, 2021	May 07, 2021	Oct. 17, 2016	Sep. 30, 2021	Jun. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense					$ 4,745		$ 3,470	$ 16,849	$ 5,297	$ 3,100	$ 300
Convertible preferred stock, shares issued (in shares)					0			0
Issuance of convertible preferred stock, net							$ 53,157
2021 Incentive Award Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance (in shares)	22,000,000
Percentage of stock outstanding	3.00%
2021 Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance (in shares)	4,500,000
Percentage of stock outstanding	1.00%
2021 Employee Stock Purchase Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance (in shares)	60,000,000
Series C Convertible Preferred Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Convertible preferred stock, shares issued (in shares)		300,000	7,600,000
Issuance of convertible preferred stock, net		$ 4,200	$ 105,800			$ 109,782
Time-based option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period								10 years
Performance-based option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period								10 years		10 years
Stock-based compensation expense								$ 2,400		$ 0
Time vesting RSAs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years			4 years
Stock-based compensation expense								600		$ 600	$ 700
Shares granted (in shares)										0	0		3,900,000
Grant date value (in dollars per share)	$ 17.00									$ 0	$ 0		$ 0.75
Value of shares granted	$ 9,100												$ 2,900
RSAs vested (in shares)										832	975
RSAs vested (in dollars per share)										$ 0.75	$ 0.75
Shares issued (in shares)	500,000
Funding RSAs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense								$ 9,700	$ 2,500	$ 7,000	$ 0
Shares granted (in shares)										0	0	1,600,000
Grant date value (in dollars per share)										$ 0	$ 0
RSAs vested (in shares)		18,000	600,000							1,205	0
RSAs vested (in dollars per share)			$ 17.00							$ 5.81	$ 0
Tranche one | Time-based option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage								25.00%
Vesting period								1 year
Tranche one | Performance-based option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage								50.00%		50.00%
Initial public offering price for awards to vest (at least) (in dollars per share)								$ 27.41		$ 27.4068
Tranche one | Time vesting RSAs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage								25.00%
Vesting period								1 year
Tranche two | Time-based option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period								3 years
Tranche two | Performance-based option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage								50.00%		50.00%
Initial public offering price for awards to vest (at least) (in dollars per share)								$ 36.54		$ 36.5424
Tranche two | Time vesting RSAs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period								3 years